Post-Employment Benefits (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Net periodic (benefit) cost			$ (55,000)	$ (61,000)
OPEB Plan [Member]
Cost recognized in Unaudited Condensed Consolidated Statements of Operations
Service cost	1,000	1,000	3,000	3,000
Interest cost	4,000	4,000	12,000	12,000
Expected return on plan assets	(17,000)	(16,000)	(51,000)	(49,000)
Amortization of net (gain) loss	(6,000)	(9,000)	(18,000)	(27,000)
Net periodic (benefit) cost	(18,000)	(20,000)	(54,000)	(61,000)
Expected contributions to Plan, remaining fiscal year	$ 100,000		$ 100,000